UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 00781 )

Exact name of registrant as specified in charter: The Putnam Fund for Growth and Income

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
1/31/06 (Unaudited)
COMMON STOCKS (98.7%)(a)
	Shares	Value

Aerospace and Defense (3.9%)
Boeing Co. (The)	1,957,220	$133,697,698
Lockheed Martin Corp.	5,568,300	376,695,495
United Technologies Corp.	1,659,600	96,870,852
		607,264,045

Airlines (0.2%)
Southwest Airlines Co.	1,922,700	31,647,642

Automotive (0.4%)
General Motors Corp. (S)	2,244,000	53,990,640
Lear Corp. (S)	538,100	13,640,835
		67,631,475

Banking (9.4%)
Bank of America Corp.	13,471,200	595,831,176
Commerce Bancorp, Inc. (S)	556,800	18,619,392
U.S. Bancorp	11,358,400	339,729,744
UnionBanCal Corp.	16,400	1,100,276
Wachovia Corp.	165,700	9,085,331
Washington Mutual, Inc.	5,969,300	252,620,776
Wells Fargo & Co.	4,187,900	261,157,444
		1,478,144,139

Beverage (2.1%)
Coca-Cola Co. (The)	5,752,200	238,026,036
Coca-Cola Enterprises, Inc.	4,211,000	83,125,140
PepsiCo, Inc.	164,000	9,377,520
		330,528,696

Building Materials (1.6%)
Masco Corp. (S)	5,935,800	175,996,470
Sherwin Williams Co. (S)	1,367,000	72,314,300
Vulcan Materials Co.	52,500	3,773,700
		252,084,470

Cable Television (0.5%)
Comcast Corp. Class A (NON) (S)	2,722,700	75,745,514

Chemicals (2.4%)
Dow Chemical Co. (The)	2,005,600	84,836,880
E.I. du Pont de Nemours & Co.	3,860,700	151,146,405
Huntsman Corp. (NON) (S)	2,530,400	54,707,248
PPG Industries, Inc. (S)	20,700	1,231,650
Rohm & Haas Co. (S)	1,770,500	90,118,450
		382,040,633

Commercial and Consumer Services (0.8%)
ARAMARK Corp. Class B	157,500	4,197,375
Cendant Corp.	6,764,900	113,244,426
		117,441,801

Communications Equipment (0.6%)
Cisco Systems, Inc. (NON)	5,363,400	99,598,338

Computers (2.5%)
Dell, Inc. (NON)	2,149,300	62,995,983
Hewlett-Packard Co.	10,020,400	312,436,072
IBM Corp.	175,000	14,227,500
		389,659,555

Conglomerates (3.8%)
3M Co.	2,015,000	146,591,250
General Electric Co.	864,700	28,318,925
Textron, Inc.	1,364,720	115,264,251
Tyco International, Ltd. (Bermuda)	11,647,500	303,417,375
		593,591,801

Consumer Finance (2.6%)
Capital One Financial Corp. (S)	2,742,790	228,474,407
Countrywide Financial Corp.	5,239,200	175,198,848
		403,673,255

Consumer Goods (0.9%)
Alberto-Culver Co. (NON)	34,000	1,506,200
Avon Products, Inc. (S)	3,772,990	106,851,077
Colgate-Palmolive Co.	85,200	4,676,628
Energizer Holdings, Inc. (NON)	151,300	8,186,843

Estee Lauder Cos., Inc. (The) Class A	69,500	2,534,665
Procter & Gamble Co. (The)	269,700	15,974,331
		139,729,744

Consumer Services (0.1%)
Service Corporation International	1,285,600	10,516,208

Containers (0.1%)
Owens-Illinois, Inc. (NON)	538,240	11,835,898

Distribution (--%)
SYSCO Corp.	130,100	3,991,468

Electric Utilities (3.7%)
Dominion Resources, Inc. (S)	69,046	5,215,044
DPL, Inc. (S)	105,900	2,715,276
Duke Energy Corp. (S)	113,300	3,212,055
Entergy Corp.	1,665,505	115,769,253
Exelon Corp.	3,637,600	208,870,992
FPL Group, Inc.	115,392	4,822,232
Great Plains Energy, Inc. (S)	354,000	10,099,620
PG&E Corp. (S)	5,514,000	205,727,340
Sierra Pacific Resources (NON)	1,943,300	25,651,560
Wisconsin Energy Corp.	86,700	3,598,917
		585,682,289

Electronics (1.2%)
Intel Corp.	3,320,600	70,629,162
Micron Technology, Inc. (NON)	1,406,625	20,649,255
Motorola, Inc.	4,261,500	96,778,665
		188,057,082

Energy (1.0%)
Pride International, Inc. (NON)	2,185,000	77,152,350
Rowan Cos., Inc. (S)	725,000	32,501,750
Weatherford International, Ltd. (NON) (S)	935,200	41,878,256
		151,532,356

Financial (7.0%)
Assurant, Inc. (S)	16,300	748,496
Citigroup, Inc.	12,822,300	597,262,732
Fannie Mae	3,116,500	180,570,010
Freddie Mac (S)	2,927,800	198,680,508
MGIC Investment Corp.	497,000	32,806,970
PMI Group, Inc. (The)	1,065,200	46,048,596
Radian Group, Inc.	685,900	39,254,057
		1,095,371,369

Food (0.5%)
General Mills, Inc.	58,370	2,837,366
Kellogg Co.	34,100	1,462,890
Tyson Foods, Inc. Class A (S)	4,706,600	67,445,578
		71,745,834

Forest Products and Packaging (0.7%)
Smurfit-Stone Container Corp. (NON) (S)	879,800	11,252,642
Weyerhaeuser Co. (S)	1,362,800	95,068,928
		106,321,570

Health Care Services (3.4%)
AmerisourceBergen Corp.	2,102,600	91,757,464
Cardinal Health, Inc.	2,432,600	175,244,504
CIGNA Corp.	1,095,700	133,237,120
HCA, Inc. (S)	1,367,600	67,121,808
Humana, Inc. (NON)	1,103,700	61,553,349
		528,914,245

Homebuilding (0.6%)
Lennar Corp.	1,529,340	95,675,510

Household Furniture and Appliances (0.7%)
Whirlpool Corp. (S)	1,425,700	115,025,476

Insurance (8.7%)
ACE, Ltd. (Bermuda) (S)	4,110,400	225,044,400
American International Group, Inc.	7,271,300	475,979,298
Axis Capital Holdings, Ltd. (Bermuda)	47,800	1,429,220
Berkshire Hathaway, Inc. Class B (NON)	820	2,404,240
Chubb Corp. (The)	2,027,300	191,275,755
Everest Re Group, Ltd. (Barbados)	728,650	70,424,023
Genworth Financial, Inc. Class A	1,122,430	36,770,807
Hartford Financial Services Group, Inc. (The)	1,273,500	104,719,905
MetLife, Inc. (S)	2,641,100	132,477,576
Prudential Financial, Inc. (S)	1,326,300	99,923,442
St. Paul Travelers Cos., Inc. (The)	546,800	24,813,784
Torchmark Corp. (S)	26,500	1,486,650
XL Capital, Ltd. Class A (Bermuda) (S)	35,600	2,408,696
		1,369,157,796

Investment Banking/Brokerage (1.2%)
Goldman Sachs Group, Inc. (The)	60,600	8,559,750
Morgan Stanley	3,038,200	186,697,390
		195,257,140

Leisure (0.8%)
Brunswick Corp.	3,419,100	128,523,969

Lodging/Tourism (0.6%)
Royal Caribbean Cruises, Ltd.	2,236,700	91,481,030

Machinery (1.4%)
Deere (John) & Co. (S)	1,425,000	102,258,000
Parker-Hannifin Corp.	1,458,500	110,510,545
		212,768,545

Manufacturing (0.6%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda) (S)	2,524,200	99,125,334

Media (1.2%)
Time Warner, Inc.	412,200	7,225,866
Walt Disney Co. (The)	7,072,600	179,007,506
		186,233,372

Medical Technology (2.0%)
Baxter International, Inc.	3,142,700	115,808,495
Becton, Dickinson and Co.	2,115,700	137,097,360
Boston Scientific Corp. (NON)	2,157,300	47,180,151
PerkinElmer, Inc.	522,300	11,877,102
		311,963,108

Metals (0.8%)
Alcoa, Inc.	1,355,800	42,707,700
United States Steel Corp. (S)	1,307,800	78,141,050
		120,848,750

Natural Gas Utilities (0.1%)
Southern Union Co. (NON)	660,598	16,647,070

Oil & Gas (8.9%)
Amerada Hess Corp. (S)	968,900	149,985,720
Apache Corp.	1,477,400	111,588,022
Chevron Corp.	5,269,168	312,883,196
Devon Energy Corp. (S)	1,880,800	128,289,368
Exxon Mobil Corp.	7,095,580	445,247,645
Marathon Oil Corp.	2,549,734	195,998,053
Occidental Petroleum Corp.	318,500	31,120,635
Valero Energy Corp.	404,000	25,221,720
		1,400,334,359

Pharmaceuticals (7.4%)
Abbott Laboratories	1,915,300	82,645,195
Barr Pharmaceuticals, Inc. (NON)	582,700	38,213,466
Bristol-Myers Squibb Co.	139,700	3,183,763
Eli Lilly Co.	91,400	5,175,068
Johnson & Johnson	5,381,200	309,634,248
Mylan Laboratories, Inc.	2,263,900	44,598,830
Pfizer, Inc.	19,657,800	504,812,304
Watson Pharmaceuticals, Inc. (NON)	821,300	27,176,817
Wyeth	3,212,000	148,555,000
		1,163,994,691

Photography/Imaging (1.1%)
Xerox Corp. (NON) (S)	12,301,700	176,037,327

Publishing (0.5%)
McGraw-Hill Companies, Inc. (The)	34,100	1,740,464
R. R. Donnelley & Sons Co.	2,243,900	73,151,140
		74,891,604

Railroads (0.2%)
Norfolk Southern Corp.	573,500	28,583,240

Regional Bells (1.5%)
BellSouth Corp. (S)	153,000	4,401,810
Verizon Communications, Inc.	7,370,500	233,350,030
		237,751,840

Restaurants (1.2%)
McDonald's Corp.	5,345,300	187,138,953

Retail (4.7%)
Foot Locker, Inc.	460,400	10,460,288
Gap, Inc. (The)	3,665,000	66,299,850
Home Depot, Inc. (The)	5,967,700	241,990,235
Michaels Stores, Inc.	94,300	3,171,309

Office Depot, Inc. (NON)	2,960,700	98,147,205
Rite Aid Corp. (NON)	19,239,200	69,068,728
Ross Stores, Inc.	91,300	2,602,050
Sears Holdings Corp. (NON)	23,250	2,823,480
Supervalu, Inc.	3,282,800	104,819,804
Wal-Mart Stores, Inc. (S)	2,943,100	135,706,341
		735,089,290

Software (1.3%)
McAfee, Inc. (NON)	929,000	21,543,510
Oracle Corp. (NON)	13,101,200	164,682,084
Symantec Corp. (NON)	1,355,000	24,904,900
		211,130,494

Telecommunications (0.9%)
Sprint Nextel Corp. (S)	6,188,500	141,654,765

Telephone (--%)
AT&T, Inc.	274,500	7,123,275

Tobacco (2.1%)
Altria Group, Inc.	4,450,000	321,913,000
Loews Corp. - Carolina Group (S)	66,800	3,080,816
		324,993,816

Toys (0.1%)
Mattel, Inc.	753,500	12,432,750

Waste Management (0.7%)
Waste Management, Inc. (S)	3,255,200	102,799,216

Total common stocks (cost $12,205,183,357)		$15,469,412,147

CONVERTIBLE PREFERRED STOCKS (0.1%)(a) (cost $12,697,512)
	Shares	Value

General Motors Corp. Ser. A, $1.13 cv. pfd.	600,000	$13,875,000

SHORT-TERM INVESTMENTS (3.8%)(a)
	Principal amount/shares	Value

Interest in $437,000,000 joint tri-party repurchase agreement dated
January 31, 2006 with Bank of America, LLC due February 1, 2006 with respect to various U.S. Government obligations -- maturity value of
$74,530,212 for an effective yield of 4.45% (collateralized by Fannie Mae securities with yields ranging from 4.31% to 5.50% and due dates ranging from June 1, 2020 to May 1, 2038 and Freddie Mac securities with yields ranging from 5.02% to 5.50% and due dates ranging from April 1, 2025 to
November 1, 2035 valued at $445,740,001)	$74,521,000	$74,521,000
Short-term investments held as collateral for loaned securities with yields ranging from 4.33% to 4.65% and due dates ranging from February 1,
2006 to March 24, 2006 (d)	370,042,097	369,864,888
Putnam Prime Money Market Fund (e)	159,304,941	159,304,941

Total short-term investments (cost $603,690,829)		$603,690,829

TOTAL INVESTMENTS

Total investments (cost $12,821,571,698) (b)		$16,086,977,976

WRITTEN OPTIONS OUTSTANDING at 1/31/06 (premiums received $138,184) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value
Motorola, Inc. (Put)	272,445	Feb 06 / $22.31	$114,672

NOTES

(a) Percentages indicated are based on net assets of $15,680,570,219.

(b) The aggregate identified cost on a tax basis is $12,984,050,387, resulting in gross unrealized appreciation and depreciation of $3,492,851,221 and $389,923,632, respectively, or net unrealized appreciation of $3,102,927,589.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at January 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2006, the value of securities loaned amounted to $359,145,805. The fund received cash collateral of $369,864,888, which is pooled with collateral of other Putnam funds into 22 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,295,416 for the period ended January 31, 2006. During the period ended January 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $539,236,830 and $456,236,531, respectively.

At January 31, 2006, liquid assets totaling $6,077,104 have been designated as collateral for open written options.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 29, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 29, 2006